Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2008
Prospectus

Fergal Jackson no longer serves as an Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio. All references to Mr. Jackson in the "Fund Management" section on page 35 are no longer applicable.

VIPICSD-08-02 May 13, 2008 1.816775.129

Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio,
Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio,
International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Real Estate Portfolio,
Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Fergal Jackson no longer serves as an Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio. All references to Mr. Jackson in the "Management Contracts" section beginning on page 50 are no longer applicable.

VIPIS2B-08-02 May 13, 2008
1.483795.144

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2008
Prospectus

Fergal Jackson no longer serves as an Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio. All references to Mr. Jackson in the "Fund Management" section on page 33 are no longer applicable.

VIPINV-08-03 May 13, 2008
1.821023.125

Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio,
Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Mid Cap Portfolio,
Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Fergal Jackson no longer serves as an Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio. All references to Mr. Jackson in the "Management Contracts" section beginning on page 63 are no longer applicable.

VIPINVB-08-01 May 13, 2008
1.825687.112